Derivative financial instruments	9 Months Ended
Sep. 30, 2025
Derivative financial instruments
Derivative financial instruments

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

12.Derivative financial instruments

The Group’s derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of income/(loss) and other comprehensive (loss)/income. The related net foreign exchange gain/(loss) is included in finance income (note 8) and finance costs (note 9).

The underlying contractual notional amounts for the derivative instruments as of September 30, 2025, and as of December 31, 2024, are as follows:

	September 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds(a)	2,186.0	2,186.0
Foreign exchange swaps	—	14.5
	2,186.0	2,200.5
(a)	This relates to early redemption clauses within the Group’s Senior Notes (see note 15). On or after November 29, 2023, 2024, or 2025, the 2026 Notes may be redeemed (in whole or in part) at a price of 102.81250%, 101.40625% and 100.00000%, respectively. On or after September 18, 2024, the 2027 Notes may be redeemed (in whole or in part) at a price of 100.00000%. On or after November 29, 2024, 2025 or 2026, the 2028 Notes may be redeemed (in whole or in part) at a price of 103.12500%, 101.56250% and 100.00000%, respectively. On or after November 29, 2026, 2027 or 2028, the 2030 Notes may be redeemed (in whole or in part) at a price of 103.93750%, 101.96875% and 100.00000%, respectively. On or after November 29, 2027, 2028 or 2029, the 2031 Notes may be redeemed (in whole or in part) at a price of 104.12500%, 102.06250% and 100.00000%, respectively.

The fair value asset/(liability) amounts of the derivative instrument are as follows:

	September 30,	December 31,
	2025	2024
	$'m	$'m

Derivative instruments
Embedded options within listed bonds	64.2	29.4
Foreign exchange swaps	—	(10.2)
	64.2	19.2

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of income/(loss) and other comprehensive (loss)/income as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Derivative instruments
Embedded options within listed bonds	30.6	19.0	34.9	29.6
Foreign exchange swaps	10.2	1.3	10.4	7.0
Interest rate caps	—	—	—	0.2
	40.8	20.3	45.3	36.8